                        SUPPLEMENT TO THE PROSPECTUS AND
                      STATEMENTS OF ADDITIONAL INFORMATION

                   CREDIT SUISSE WARBURG PINCUS CAPITAL FUNDS
                 CREDIT SUISSE WARBURG PINCUS OPPORTUNITY FUNDS
                   CREDIT SUISSE WARBURG PINCUS SELECT FUNDS

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUNDS' PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION.

                                  FUND MERGERS

    On April 6, 2001, all of the assets and liabilities of each Acquired Fund listed below were transferred to the corresponding Acquiring Fund listed below, and each Acquired Fund was terminated. Accordingly, shares of each Acquired Fund are no longer being offered.

                ACQUIRED FUND                                 ACQUIRING FUND
Credit Suisse Warburg Pincus Fixed Income II   Credit Suisse Warburg Pincus Fixed Income
Fund                                           Fund (formerly, Warburg Pincus Fixed Income
                                               Fund)
Credit Suisse Warburg Pincus Municipal Trust   Credit Suisse Warburg Pincus Municipal Bond
Fund                                           Fund (formerly, Warburg Pincus Municipal Bond
                                               Fund)
Credit Suisse Warburg Pincus Developing        Credit Suisse Warburg Pincus Emerging Markets
Markets Fund                                   Fund (formerly, Warburg Pincus Emerging
                                               Markets Fund)
Credit Suisse Warburg Pincus Strategic Growth  Credit Suisse Warburg Pincus Focus Fund
Fund                                           (formerly, Warburg Pincus Focus Fund)

                       MAILING OF STATEMENTS AND REPORTS

    Credit Suisse Warburg Pincus Capital Funds, Credit Suisse Warburg Pincus Opportunity Funds and Credit Suisse Warburg Pincus Select Funds have adopted the following policy with respect to duplicate mailings to the same address:

    STATEMENTS AND REPORTS. Credit Suisse Warburg Pincus Funds produce financial reports, which include, among other things, a list of each Fund's portfolio holdings, semiannually and update the Prospectus annually. The Funds generally do not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the Funds may choose to mail only one report, prospectus, proxy statement or information statement, as applicable, to your household, even if more than one person in the household has an account with the Funds. Please call 800-927-2874 if you would like to receive additional reports, prospectuses or proxy statements.

    Dated: April 6, 2001                                           CFWPF-16-0401